4. LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 4. LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC ("OTLLC"), a company owned 66% by Turquoise Hill Resources Ltd. ("Turquoise Hill") and 34% by the Government of Mongolia (Note 6), as a 20% equity investment. The Company's share of the loss of the joint venture is $118,712 for the year ended December 31, 2015 (December 31, 2014 - $107,907; December 31, 2013 - $146,051) plus accrued interest expense of $279,405 for the year ended December 31, 2015 (December 31, 2014 - $264,869; December 31, 2013 - $260,453).